Summary of Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Defined Benefit Plan Expected Future Benefit Payments Fiscal Year Maturity [Line Items]
2014	$ 91
2015	97
2016	318
2017	377
2018	304
201-2023	1,816
Total	$ 3,003